CONDENSED BALANCE SHEETS - CIK 0001853314 Gesher I Acquisition Corp - USD ($)	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Oct. 21, 2021	Sep. 30, 2021	Feb. 22, 2021
Assets:
Cash	$ 59,182	$ 183,019
Prepaid expenses	173,663	238,002
Total current assets	232,845	421,021			208,199
Marketable securities held in Trust Account	117,801,424	116,823,042
Total Assets	118,034,269	117,244,063			208,199
Liabilities and Shareholders' Deficit
Accrued offering costs and expenses	1,863,146	1,745,589			22,318
Working Capital Loans	1,420,945	1,264,945
Due to related party	145,000	115,000
Total current liabilities	3,429,091	3,125,534			198,145
Deferred underwriting commissions	4,025,000	4,025,000
Total Liabilities	7,454,091	7,150,534			198,145
Commitments and Contingencies
Ordinary shares subject to possible redemption, 11,500,000 shares at December 31, 2022 and September 30, 2022.	117,801,424	116,823,042		$ 116,150,000
Shareholders' Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Ordinary shares, $0.0001 par value; 100,000,000 shares authorized; 3,075,000 shares issued and outstanding (excluding 11,500,000 and 0 shares subject to possible redemption) at September 30, 2022 and September 30, 2021, respectively	308	308			308
Additional paid-in capital					24,692
Accumulated deficit	(7,221,554)	(6,729,821)			(14,946)
Total shareholders' deficit	(7,221,246)	(6,729,513)	$ (3,232,778)		10,054	$ 0
Total Liabilities and Shareholders' Deficit	$ 118,034,269	$ 117,244,063			$ 208,199